Revenue and Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Revenue by Operating Segment	Table 21.1 presents our
revenue by operating segment. For additional description of our operating segments, including additional financial information and the underlying management accounting process, see
Note 20 (Operating Segments).
Table 21.1: Revenue by Operating Segment

(in millions)	Consumer Banking and Lending	Commercial Banking	Corporate and Investment Banking	Wealth and Investment Management	Corporate	Reconciling Items (1)	Consolidated Company
Year ended December 31, 2024
Net interest income (2)	$28,303	9,096	7,935	3,473	(791)	(340)	47,676
Noninterest income:
Deposit-related fees	2,734	1,180	1,073	24	4	—	5,015
Lending-related fees (2)	92	555	842	11	—	—	1,500
Investment advisory and other asset-based fees (3)	—	84	157	9,534	—	—	9,775
Commissions and brokerage services fees	—	—	368	2,153	—	—	2,521
Investment banking fees	(4)	84	2,675	—	(90)	—	2,665
Card fees:
Card interchange and network revenue (4)	3,567	205	55	4	2	—	3,833
Other card fees (2)	509	—	—	—	—	—	509
Total card fees	4,076	205	55	4	2	—	4,342
Mortgage banking (2)	650	—	410	(13)	—	—	1,047
Net gains (losses) from trading activities (2)	—	(2)	5,091	155	40	—	5,284
Net losses from debt securities (2)	—	—	—	—	(920)	—	(920)
Net gains (losses) from equity securities (2)	(2)	21	19	15	1,017	—	1,070
Lease income (2)	—	532	122	—	577	—	1,231
Other (2)	352	1,023	597	80	499	(1,461)	1,090
Total noninterest income	7,898	3,682	11,409	11,963	1,129	(1,461)	34,620
Total revenue	$36,201	12,778	19,344	15,436	338	(1,801)	82,296
Year ended December 31, 2023
Net interest income (2)	$30,185	10,034	9,498	3,966	(888)	(420)	52,375
Noninterest income:
Deposit-related fees	2,702	998	976	22	(4)	—	4,694
Lending-related fees (2)	117	531	790	8	—	—	1,446
Investment advisory and other asset-based fees (3)	—	74	150	8,446	—	—	8,670
Commissions and brokerage services fees	—	—	317	2,058	—	—	2,375
Investment banking fees	(6)	61	1,738	—	(144)	—	1,649
Card fees:
Card interchange and network revenue (4)	3,540	223	60	4	2	—	3,829
Other card fees (2)	427	—	—	—	—	—	427
Total card fees	3,967	223	60	4	2	—	4,256
Mortgage banking (2)	512	—	329	(12)	—	—	829
Net gains (losses) from trading activities (2)	—	(10)	4,553	162	94	—	4,799
Net gains (losses) from debt securities (2)	—	25	—	—	(15)	—	10
Net losses from equity securities (2)	—	(58)	(4)	(2)	(377)	—	(441)
Lease income (2)	—	644	57	—	536	—	1,237
Other (2)	442	927	727	39	339	(1,776)	698
Total noninterest income	7,734	3,415	9,693	10,725	431	(1,776)	30,222
Total revenue	$37,919	13,449	19,191	14,691	(457)	(2,196)	82,597

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(in millions)	Consumer Banking and Lending	Commercial Banking	Corporate and Investment Banking	Wealth and Investment Management	Corporate	Reconciling Items (1)	Consolidated Company
Year ended December 31, 2022
Net interest income (2)	$27,044	7,289	8,733	3,927	(1,607)	(436)	44,950
Noninterest income:
Deposit-related fees	3,093	1,131	1,068	24	—	—	5,316
Lending-related fees (2)	129	491	769	8	—	—	1,397
Investment advisory and other asset-based fees (3)	—	42	107	8,847	8	—	9,004
Commissions and brokerage services fees	—	—	311	1,931	—	—	2,242
Investment banking fees	(3)	60	1,492	—	(110)	—	1,439
Card fees:
Card interchange and network revenue (4)	3,590	224	60	4	—	—	3,878
Other card fees (2)	477	—	—	—	—	—	477
Total card fees	4,067	224	60	4	—	—	4,355
Mortgage banking (2)	1,100	—	296	(12)	(1)	—	1,383
Net gains (losses) from trading activities (2)	—	(6)	1,886	58	178	—	2,116
Net gains from debt securities (2)	—	5	—	—	146	—	151
Net gains (losses) from equity securities (2)	(5)	64	(5)	(2)	(858)	—	(806)
Lease income (2)	—	710	15	—	544	—	1,269
Other (2)	385	910	510	37	1,285	(1,575)	1,552
Total noninterest income	8,766	3,631	6,509	10,895	1,192	(1,575)	29,418
Total revenue	$35,810	10,920	15,242	14,822	(415)	(2,011)	74,368
(1)Taxable-equivalent adjustments related to tax-exempt income on certain loans and debt securities are included in net interest income, while taxable-equivalent adjustments related to income tax credits for affordable housing and renewable energy investments are included in noninterest income, in each case with corresponding impacts to income tax expense (benefit). Adjustments are included in Corporate, Commercial Banking, and Corporate and Investment Banking and are eliminated to reconcile to the Company’s consolidated financial results.
(2)These revenue types are related to financial assets and liabilities, including loans, leases, securities and derivatives, with additional details included in other footnotes to our financial statements.
(3)We earned trailing commissions of $943 million, $904 million, and $989 million for the years ended December 31, 2024, 2023 and 2022, respectively.
(4)The cost of credit card rewards and rebates of $2.7 billion, $2.6 billion and $2.2 billion for the years ended December 31, 2024, 2023 and 2022, respectively, are presented net against the related revenue.

Operating Losses
Table 21.2 provides the components of our operating losses included in our consolidated statement of income.
Table 21.2: Operating Losses

	Year ended December 31,
(in millions)	2024	2023	2022
Legal actions	$290	179	3,308
Customer remediation	722	207	2,691
Other	745	797	985
Total operating losses	$1,757	1,183	6,984